WARRANTS (Tables)	12 Months Ended
Mar. 31, 2013
Warrants [Abstract]
Warrants

At March 31, 2013, warrants to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2012	-		$-
Granted	1,080,000		0.50
Exercised	-
Cancelled	-		$-
Balance outstanding at March 31, 2013	1,080,000		$0.50
Balance exercisable at March 31, 2013	1,080,000	$